Operating Lease Right-of-Use Asset and Operating Lease Liability (Details) - Schedule of Maturity Lease Liability - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liability [Abstract]
Fiscal year ending December 31, 2024	$ 93,837	$ 69,477
Fiscal year ending December 31, 2025	88,269	71,323
Fiscal year ending December 31, 2026	49,677	73,223
Fiscal year ending December 31, 2027		49,677
Lease liability due	323,118	263,700
Present value discount	(101,005)	(28,591)
Lease liability	$ 222,113	$ 235,109